Pension and Postretirement Expense Level 4 (Details) - Change in Benefit Obligations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 309	$ 286
Service cost	3	3	2
Interest cost	10	12	14
Actuarial (gains) losses	(24)	25
Foreign currency exchange rate changes	0	0
Benefits paid	(20)	(19)
Plan amendments	0	2
Employee contributions	0	0
Benefit obligation at end of year	278	309	286
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	225	200
Actual return on plan assets	19	25
Foreign currency exchange rate changes	0	0
Employer contributions	16	19
Fair value of plan assets at end of year	240	225	200
Funded status of the plan at end of year	(38)	(84)
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	484	318
Service cost	14	8	8
Interest cost	18	17	17
Actuarial (gains) losses	(51)	143
Foreign currency exchange rate changes	20	6
Benefits paid	(10)	(9)
Plan amendments	(6)	0
Employee contributions	1	1
Benefit obligation at end of year	470	484	318
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	278	231
Actual return on plan assets	3	36
Foreign currency exchange rate changes	12	5
Employer contributions	15	14
Fair value of plan assets at end of year	299	278	231
Funded status of the plan at end of year	(171)	(206)
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	15	14
Service cost	0	0	0
Interest cost	0	1	1
Actuarial (gains) losses	(2)	0
Foreign currency exchange rate changes	0	0
Benefits paid	(1)	0
Plan amendments	0	0
Employee contributions	0	0
Benefit obligation at end of year	12	15	14
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Foreign currency exchange rate changes	0	0
Employer contributions	1	0
Fair value of plan assets at end of year	0	0	0
Funded status of the plan at end of year	(12)	(15)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	9	6
Service cost	1	1	0
Interest cost	1	0	0
Actuarial (gains) losses	(3)	2
Foreign currency exchange rate changes	(2)	0
Benefits paid	0	0
Plan amendments	6	0
Employee contributions	0	0
Benefit obligation at end of year	12	9	6
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	1	0
Actual return on plan assets	0	0
Foreign currency exchange rate changes	0	0
Employer contributions	0	1
Fair value of plan assets at end of year	1	1	0
Funded status of the plan at end of year	$ (11)	$ (8)